Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of our overall enterprise risk management program. Our cybersecurity risk management program is designed based on N.I.S.T cybersecurity framework. This framework includes steps for (a) identifying cybersecurity threats, assessing the severity, identifying the source and whether the threat is associated with a third-party service provider; (b) reporting material cybersecurity incidents to management and our board of directors; (c) implementing safeguards, countermeasures and mitigation strategies; and (d) remediation and restoration of the affected systems. Our cybersecurity team also engages third-party security experts for defense protection capability assessment and system enhancements. In addition, our cybersecurity team provides training to all employees annually.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall enterprise risk management program. Our cybersecurity risk management program is designed based on N.I.S.T cybersecurity framework. This framework includes steps for (a) identifying cybersecurity threats, assessing the severity, identifying the source and whether the threat is associated with a third-party service provider; (b) reporting material cybersecurity incidents to management and our board of directors; (c) implementing safeguards, countermeasures and mitigation strategies; and (d) remediation and restoration of the affected systems. Our cybersecurity team also engages third-party security experts for defense protection capability assessment and system enhancements. In addition, our cybersecurity team provides training to all employees annually
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the audit committee of the board of directors. The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which we are exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The audit committee also reports material cybersecurity risks to our full board of directors.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the audit committee of the board of directors. The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which we are exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The audit committee also reports material cybersecurity risks to our full board of directors.
Cybersecurity Risk Role of Management [Text Block]

Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of an IT Working Group established by the audit committee consisting currently of Dr. Dan Eldar, Non-executive Director and Chairman, Dr. Renu Bhatia, Independent Non-executive Director, Mr. James Lai, Head of Corporate Internal Audit for CKHH, and Mr. CHENG Chig Fung, Johnny, Acting Chief Executive Officer, Chief Financial Officer and Executive Director, who receive reports from our cybersecurity team led by the Head of IT and Security and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.

Our Head of IT and Security and dedicated IT personnel are experienced information systems security professionals and information security managers with more than 15 years of relevant experience. The IT Working Group regularly updates the audit committee on our cybersecurity programs, material cybersecurity risks and mitigation strategies and provides cybersecurity reports quarterly that cover, among other topics, third-party assessments of our cybersecurity programs, developments in cybersecurity and updates to our cybersecurity programs and mitigation strategies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	audit committee
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Head of IT and Security and dedicated IT personnel are experienced information systems security professionals and information security managers with more than 15 years of relevant experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Head of IT and Security and dedicated IT personnel are experienced information systems security professionals and information security managers with more than 15 years of relevant experience. The IT Working Group regularly updates the audit committee on our cybersecurity programs, material cybersecurity risks and mitigation strategies and provides cybersecurity reports quarterly that cover, among other topics, third-party assessments of our cybersecurity programs, developments in cybersecurity and updates to our cybersecurity programs and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true